UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic — 4.6%
Citibank NA:
0.23%, 11/07/14	$1,000	$1,000,000
0.24%, 11/21/14	500	500,000
State Street Bank & Trust, 0.20%, 9/08/14	500	500,000
Wells Fargo Bank NA (a):
0.22%, 11/26/14	500	500,000
0.26%, 2/17/15	750	750,000

		3,250,000

Euro — 1.9%
National Australia Bank Ltd., London, 0.22%, 10/23/14 (a)	1,000	1,000,000

Yankee (b) — 40.5%
Australia & New Zealand Banking Group Ltd., 0.23%, 2/25/15 (a)	500	500,000
Bank of Montreal, Chicago (a):
0.23%, 9/05/14	1,000	1,000,000
0.19%, 12/08/14	350	350,000
0.23%, 4/09/15	250	250,000
Bank of Nova Scotia, Houston (a):
0.28%, 8/08/14	1,000	1,000,000
0.23%, 12/01/14	500	500,000
0.20%, 2/06/15	500	500,000
BNP Paribas SA, NY, 0.30%, 8/04/14	500	500,000
Canadian Imperial Bank of Commerce, NY, 0.22%, 6/17/15 (a)	500	500,000
Credit Agricole Corp., NY, 0.26%, 11/03/14	500	500,000
Credit Industriel et Commercial, NY:
0.32%, 10/14/14	250	250,000
0.32%, 11/03/14	250	250,000
0.30%, 1/08/15	250	250,000
Credit Suisse, NY:
0.20%, 8/07/14	750	750,000
0.30%, 11/14/14	500	500,000
Deutsche Bank AG, NY, 0.31%, 8/22/14 (a)	1,000	1,000,000
Mizuho Bank Ltd., NY, 0.20%, 9/03/14	500	500,000
National Bank of Canada, NY:
0.26%, 12/19/14	250	250,000
0.23%, 1/20/15 (a)	500	500,000
0.26%, 4/24/15 (a)	350	350,000
Natixis, NY, 0.29%, 8/06/14 (c)	1,000	999,990
Nordea Bank Finland PLC, NY, 0.24%, 2/17/15	250	250,000
Rabobank Nederland NV, NY:
0.27%, 9/16/14 (a)	1,000	1,000,000
0.35%, 1/12/15	500	500,000
Certificates of Deposit	Par (000)	Value

Yankee (b) (concluded)
Rabobank Nederland NV, NY (concluded):
0.26%, 2/03/15 (a)	$1,000	$1,000,000
Royal Bank of Canada, NY:
0.24%, 10/23/14	250	250,000
0.26%, 2/04/15 (a)	500	500,000
Skandinaviska Enskilda Banken, NY, 0.25%, 10/06/14	500	500,000
Societe Generale, NY, 0.33%, 8/19/14 (c)	500	500,000
Sumitomo Mitsui Banking Corp., NY:
0.25%, 9/12/14	500	499,994
0.24%, 10/09/14 (a)	500	500,000
0.25%, 12/11/14	500	500,000
Sumitomo Mitsui Trust Bank Ltd., NY:
0.22%, 8/04/14	500	500,000
0.25%, 10/22/14	500	500,000
Toronto-Dominion Bank, NY:
0.25%, 8/12/14	500	500,000
0.24%, 9/04/14	500	500,000
0.25%, 10/08/14	500	500,000
UBS AG, Stamford, 0.23%, 8/05/14 (c)	500	500,000
Westpac Banking Corp., NY, 0.23%, 8/28/14 (a)	1,000	1,000,000

		21,199,984

Total Certificates of Deposit — 47.0%		25,449,984

Commercial Paper — 25.9%

ANZ New Zealand International Ltd., 0.25%, 6/04/15 (a)	500	500,000
Barton Capital LLC., 0.25%, 8/06/14 (d)	250	249,991
Bedford Row Funding Corp.:
0.30%, 11/25/14 (d)	250	249,758
0.25%, 3/12/15 (a)	500	500,000
CAFCO LLC (d):
0.24%, 8/12/14	500	499,963
0.24%, 8/19/14	500	499,940
CHARTA LLC, 0.24%, 12/10/14 (d)	500	499,563
Collateralized Commercial Paper Co. LLC (d):
0.28%, 9/24/14	500	499,790
0.30%, 2/09/15	450	449,280
Commonwealth Bank of Australia (a):
0.23%, 11/20/14	250	250,000

BlackRock Summit Cash Reserves Fund	July 31, 2014	1

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)
Commercial Paper	Par (000)	Value

Commonwealth Bank of Australia (a) (concluded):
0.23%, 3/23/15 (e)	$500	$500,000
0.24%, 5/20/15	500	500,000
CPPIB Capital, Inc., 0.30%, 2/09/15 (d)	300	299,520
Credit Agricole North America, Inc. (d):
0.25%, 9/04/14	500	499,882
0.25%, 9/12/14	250	249,927
Credit Suisse, NY, 0.30%, 11/25/14 (d)	500	499,525
DNB Bank ASA, 0.05%, 8/01/14 (d)	1,500	1,500,000
HSBC Bank PLC (a):
0.25%, 9/09/14 (e)	500	500,000
0.25%, 9/11/14	500	500,000
ING (U.S.) Funding LLC, 0.25%, 12/05/14 (d)	500	499,563
Nederlandse Waterschapsbank NV, 0.24%, 11/03/14 (a)	450	450,000
NRW. BANK, 0.08%, 8/05/14 (d)	2,000	1,999,982
Skandinaviska Enskilda Banken AB (d):
0.24%, 11/07/14	825	824,461
0.24%, 1/13/15	250	249,731
Westpac Banking Corp., 0.30%, 1/02/15 (d)	250	249,679
Westpac Securities NZ, Ltd., 0.22%, 1/12/15 (d)(e)	500	499,499

Total Commercial Paper — 25.9%		14,020,054

Corporate Notes — 0.9%

Svenska Handelsbanken AB, 0.28%, 1/15/15 (a)(e)	500	500,000

Municipal Bonds (c)(f)— 5.4%

City & County of San Francisco California, COP, FLOATS, VRDN, Series B001 (Morgan Stanley Bank Liquidity Facility), 0.20%, 8/07/14 (e)	700	700,000
City of New York New York, GO, FLOATS, VRDN, Sub-Series A-3 (Morgan Stanley Bank LOC), 0.06%, 8/06/14	1,000	1,000,000
Municipal Bonds	Par (000)	Value

New York City Industrial Development Agency, RB, FLOATS, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.07%, 8/07/14	$340	$340,000
Rhode Island Housing & Mortgage Finance Corp., M/F Housing, MRB, FLOATS, VRDN, Groves at Johnston Project, AMT (Freddie Mac LOC), 0.06%, 8/07/14	900	900,000

		2,940,000

Time Deposits

Netherlands — 1.8%
ING Bank NV, Amsterdam, 0.10%, 8/04/14	1,000	1,000,000

U.S. Government Sponsored Agency Obligations — 0.9%

Fannie Mae Variable Rate Notes, 0.15%, 8/27/14 (a)	500	499,928

U.S. Treasury Obligations — 7.2%

U.S. Treasury Bills (d):
0.08%, 8/21/14	250	249,990
0.10%, 5/28/15	1,150	1,149,040
U.S. Treasury Notes, 0.25% - 2.38%, 10/31/14	2,500	2,506,058

		3,905,088

Repurchase Agreements — 10.8%

Barclays Capital, Inc., 0.22%, 9/10/14 (Purchased on 6/10/14 to be repurchased at $500,281, collateralized by a U.S. Treasury Obligation and various U.S. Government Sponsored Agency Obligations, 0.00% - 6.39%, due 11/20/14 - 10/16/41, original par and fair value of $3,570,021 and $530,758, respectively	500	500,000

Total Value of Barclays Capital, Inc. (collateral value of $530,758)		500,000

BlackRock Summit Cash Reserves Fund	July 31, 2014	2

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)
Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities, Inc., 0.10%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $1,982,006 collateralized by a U.S. Government Sponsored Agency Obligation, 4.00%, due 7/25/43, original par and fair value of $2,028,984 and $2,120,741, respectively)	$1,982	$1,982,000
Deutsche Bank Securities, Inc., 0.15%, 8/01/14 (Purchased on 5/29/14 to be repurchased at $1,000,267 collateralized by a Foreign Government Obligation, 0.00%, due 12/23/14, original par and fair value of $1,050,510 and $1,050,000, respectively)	1,000	1,000,000

Total Value of Deutsche Bank Securities, Inc. (collateral value of $3,170,741)		2,982,000

Mizuho Securities USA, Inc., 0.10%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $1,000,003 collateralized by a U.S. Treasury Obligation, 0.25% due 9/15/15, original par and fair values of $1,018,100 and $1,020,008, respectively)	1,000	1,000,000
Mizuho Securities USA, Inc., 1.14%, 8/01/14 (Purchased on 8/27/13 to be repurchased at $606,441 collateralized by a U.S. Treasury Obligation, 0.25% due 9/15/15 original par and fair values of $610,900 and $612,045, respectively)	600	600,000

Total Value of Mizuho Securities USA, Inc. (collateral value of $1,632,053)		1,600,000

Repurchase Agreements	Par (000)	Value

Wells Fargo Securities, LLC, 0.38%, 8/07/14 (Purchased on 5/08/14 to be repurchased at $250,240 collateralized by a Corporate Debt/Obligation, 4.63% due 3/01/34, original par and fair values of $244,967 and $262,501, respectively)	$250	$250,000
Wells Fargo Securities, LLC, 0.46%, 10/14/14 (Purchased on 7/16/14 to be repurchased at $500,575 collateralized by a Corporate Debt/Obligation, 4.63% due 3/01/34, original par and fair values of $489,933 and $525,001, respectively)	500	500,000

Total Value of Wells Fargo Securities, LLC (collateral value of $787,502)		750,000

Total Repurchase Agreements — 10.8%		5,832,000

Total Investments (Cost — $54,147,054*) — 99.9%		54,147,054
Other Assets Less Liabilities — 0.1%		31,760
Net Assets — 100.0%		$54,178,814

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BlackRock Summit Cash Reserves Fund	July 31, 2014	3

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LOC	Letter of Credit
M/F	Multi Family
MRB	Mortgage Revenue Bonds
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$48,315,054	—	$48,315,054
Repurchase Agreements	—	5,832,000	—	5,832,000
Total	—	$54,147,054	—	$54,147,054

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $304 is categorized as Level 1.

There were no transfers between levels during the period ended July 31, 2014.

BlackRock Summit Cash Reserves Fund	July 31, 2014	4

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 25, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 25, 2014